Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders Equity Note Abstract
Stockholders' Equity
(8)	Stockholders’ Equity

Stock Issuances

Reverse Stock Split

On November 6, 2017, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-three hundred and fifty (1:350) split-adjusted basis. All owners of record as of the open of the OTCQB market on November 6, 2017 received one issued and outstanding share of Delcath common stock in exchange for three hundred fifty issued and outstanding shares of Delcath common stock. No fractional shares were issued in connection with the reverse stock split. All fractional shares created by the one-for-three hundred fifty exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s interim condensed consolidated financial statements contained in the Quarterly Report on Form 10-Q and the accompanying Notes, have been restated to give retrospective presentation for the reverse stock split.]

On July 19, 2016, shareholders of the Company approved, through a shareholder vote, an amendment to the Company’s Amended and Restated Certificate of Incorporation authorizing the Board of Directors to effect a reverse stock split of Delcath’s common stock at a ratio within a range of one-for-ten (1:10) to one-for-twenty (1:20). The reverse stock split became effective on July 21, 2016 at which time Delcath’s common stock began trading on the NASDAQ Stock Exchange on a one-for-sixteen (1:16) split-adjusted basis. All owners of record as of the open of the NASDAQ market on July 21, 2016 received one issued and outstanding share of Delcath common stock in exchange for sixteen issued and outstanding shares of Delcath common stock. No fractional shares were issued in connection with the reverse stock split. All fractional shares created by the one-for-sixteen exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s interim condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q and the accompanying Notes, have been restated to give retrospective presentation for the reverse stock split.

In addition, shareholders of the Company also approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 170,000,000 to 500,000,000. The previously discussed reverse stock split had no impact on the increase in authorized shares.

Recent Preferred Stock Issuances

Series A Preferred Stock

On June 29, 2017, our Board authorized the establishment of a new series of preferred stock designated as Series A Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock (the

“Series A Certificate of Designations”) which was filed with the State of Delaware on June 30, 2017 (together with any preferred shares issued in replacement thereof in accordance with the terms thereof, the “Series A Preferred Stock”). On July 2, 2017, we entered into an exchange agreement (the “Exchange”) with one of our investors which had purchased certain senior secured convertible notes (the “Notes”), convertible into shares of our common stock pursuant to a certain June 6, 2016 securities purchase agreement, of $4.2 million aggregate principal amount of such Notes for 4,200 shares of Series A Preferred Stock (the “Series A Preferred Shares”). The Exchange was made in reliance upon the exemption from registration provided by Rule 3(a)(9) of the Securities Act of 1933, as amended. The Series A Preferred Shares were entitled to the whole number of votes equal to $4.2 million divided by $1,288.00 (the closing bid price on June 13, 2016, the date of issuance of the Notes as adjusted for the reverse stock split effected in July 2016,) or 3,261 votes. The Series A Preferred Stock had no dividend, liquidation or other preferential rights to our common stock, and each share of Series A Preferred Stock was redeemed for the amount of $0.001, paid in cash pursuant to the Restructuring Agreement signed on August 28, 2017 and discussed in further detail in Note 7.

Series B Preferred Stock

On June 29, 2017, our Board authorized the establishment of a new series of preferred stock designated as Series B Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock (the “Series B Certificate of Designations”) which was filed with the State of Delaware on June 30, 2017 (together with any preferred shares issued in replacement thereof in accordance with the terms thereof, the “Series B Preferred Stock”). On July 11, 2017, we entered into a securities purchase agreement with existing holders of Notes pursuant to which the investors purchased $2,360,000 of Series B Preferred Stock for a cash purchase price of $2,000,000 in a private placement. The Series B Preferred Stock was entitled to the whole number of votes equal to $2.0 million divided by $65.35 (the closing bid price on July 5, 2017, the date of the original securities purchase agreement for the Series B Preferred Stock), or 30,607 votes. The Series B Preferred Stock had no dividend, liquidation or other preferential rights (but had the redemption rights described below) to our common stock and could have been converted into shares of our common stock at a price equal to $53.55 per share upon the earlier of the date of closing to the extent that the holder thereof reallocated shares of our common stock reserved for issuance under its Notes to conversion of the Series B Preferred Shares and otherwise upon receipt of shareholder approval of the Reverse Stock Split. The Series B Preferred Stock allowed for optional redemption by the Company at any time after issuance or the holders at any time after the tenth business day prior to the maturity date. In the instance of a Financing, the Company was required to redeem the Series B Preferred Stock. The $360,000 difference between the redemption amount and the cash purchase price of the Series B Preferred Stock, as well as all issuance costs related to the Series B Preferred Stock, have been recorded as a deemed dividend. The Series B Preferred Stock was redeemed for $2,360,000 pursuant to the Restructuring Agreement signed on August 28, 2017 with one investor and upon a redemption notice from the second investor as discussed in further detail in Note 7.

Series C Preferred Stock

On September 12, 2017, our Board authorized the establishment of a new series of preferred stock designated as Series C Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock which was filed with the State of Delaware on September 20, 2017. On September 21, 2017, we entered into a securities purchase agreement with two of our investors which had purchased Notes, convertible into shares of our common stock pursuant to a certain June 6, 2016 securities purchase agreement, of $0.5 million aggregate purchase price for 590 shares of Series C Preferred Stock. The purchase of the Series C Preferred Stock is being made in reliance upon the exemption from registration provided by Rule 4(a)(2) of the Securities Act of 1933, as amended. The Series C Preferred Stock shall be entitled to 1,484,061 votes and may only vote on approval of a reverse split of our outstanding common stock. The Series C Preferred Stock has no dividend, liquidation or other preferential rights to our common stock, and each share of Series C Preferred Stock shall be redeemable for the amount of $1,000.00, payable in cash per share at our written election, and must be redeemed by us no later than December 21, 2017. Because the Series C Preferred Stock is mandatorily redeemable, it has been recorded as a liability with the difference between the purchases price and the fair value being recognized over the term of the instrument. Additionally, all expenses related to the issuance of the Series C Preferred Stock are recognized as a debt discount and have been amortized over the term of the instrument. Per the terms of the October 22, 2017 Amendment to the Restructuring Agreement, the Series C Preferred Stock was redeemed for $590,000 on November 6, 2017.

Warrants

In October 2013, the Company completed the sale of 234 shares of its common stock and the issuance of warrants to purchase approximately 106 common shares (the “2013 Warrants”) pursuant to a placement agency agreement. The Company received proceeds of $7.5 million, with net cash proceeds after related expenses from this transaction of approximately $6.9 million. Of those proceeds, the Company allocated an estimated fair value of $1.9 million to the 2013 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. At September 30, 2017, the 2013 Warrants were exercisable at $39,424.00 per share with approximately 100 warrants outstanding. The 2013 Warrants have a five-year term.

In February 2015, the Company completed the sale of approximately 440 shares of its common stock and the issuance of warrants to purchase 197 common shares (the “February 2015 Warrants”) pursuant to an underwriting agreement. The Company received proceeds of $2.6 million, with net cash proceeds after related expenses from this transaction of $2.5 million. Of those proceeds, the Company allocated an estimated fair value of $0.8 million to the February 2015 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. At September 30, 2017, the February 2015 Warrants were exercisable at $49.00 per share with approximately 100 warrants outstanding. The February 2015 Warrants have a five-year term.

In July 2015, the Company completed the sale of approximately 1,715 Units consisting of approximately 1,715 shares of its common stock, Series A Warrants to purchase up to approximately 1,140 common shares (“Series A Warrants”) and Series B Warrants to purchase Units consisting of up to approximately 1,715 common shares (“Series B Warrants”) and 1,140 Series A Warrants pursuant to an underwriting agreement. The Company received proceeds of $7.0 million, with net cash proceeds after related expenses from this transaction of $6.0 million. Of those proceeds the Company allocated an estimated fair value of $3.4 million to the Series A and Series B Warrants. During the three months ended March 31, 2016, approximately 285 Series B Warrants were exercised for net proceeds of approximately $0.8 million. The remaining 1,140 Series B Warrants expired on January 29, 2016 and the remaining liability was credited to Change in the fair value of the warrant liability. As a result of the Series B Warrant exercises, an additional 285 Series A Warrants were issued. The exercise price of the Series A Warrants is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock and is subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. At September 30, 2017, the Series A Warrants were exercisable at $49.00 with approximately 500 warrants outstanding. The Series A Warrants have a five-year term. There were approximately 285 July 2015 Series A Warrants exercised during the nine months ended September 30, 2017 for proceeds of approximately $15,000.

In October 2016, the Company completed the sale of approximately 1,215 shares of its common stock and the issuance of warrants to purchase 425 common shares (the “October 2016 Warrants”) pursuant to an underwriting agreement. The Company received proceeds of $1.2 million, with net cash proceeds after related expenses from this transaction of $1.1 million. Of those proceeds, the Company allocated an estimated fair value of $0.3 million to the October 2016 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. For purposes of these adjustments, dilutive issuances do not include securities issued under existing instruments, under board-approved equity incentive plans or in certain strategic transactions. At September 30, 2017, the October 2016 Warrants were exercisable at $49.00 per share with 200 warrants outstanding. The October 2016 Warrants have a five-year term.

Stock Incentive Plans

The Company established the 2004 Stock Incentive Plan and the 2009 Stock Incentive Plan (collectively, the “Plans”) under which 34 and 573 shares, respectively, have been reserved for the issuance of stock options, stock appreciation rights, restricted stock, stock grants and other equity awards. In July 2016, the total number of shares of Delcath common stock reserved for issuance under the 2009 Stock Incentive Plan was increased by 304 shares, from 269 to 573 shares, upon a favorable vote by the Company’s stockholders. The Plans are administered by the Compensation and Stock Option Committee of the Board of Directors which determines the individuals to whom awards shall be granted as well as the type, terms, conditions, option price and the duration of each award. As of September 30, 2017 there were 55 shares available to grant under the 2009 Stock Incentive Plan.

A stock option grant allows the holder of the option to purchase a share of the Company’s common stock in the future at a stated price. Options and Restricted Stock granted under the Plans vest as determined by the Company’s Compensation and Stock Option Committee. Options granted under the Plans expire over varying terms, but not more than ten years from the date of grant.

For the three and nine months ended September 30, 2017, the Company recognized compensation expense of approximately $3,000 and $48,000, respectively, relating to stock options granted to employees. For the same periods in 2016, the Company recognized compensation expense of approximately $24,000 and $0.1 million, respectively. There were 43 stock options awards granted during the nine months ended September 30, 2017. There were no stock option awards granted during the same period in 2016.

For the three and nine months ended September 30, 2017, the Company recognized compensation expense of approximately $20,000 and $0.1 million, respectively, relating to restricted stock granted to employees. For the same periods in 2016, the Company recognized compensation expense of approximately $38,000 and $0.2 million, respectively. There were 264 shares of restricted stock granted during the nine months ended September 30, 2017. There were approximately no shares of restricted stock awards granted for the same period in 2016.

(10)	Stockholders’ Equity

Reverse Stock Split

On July 19, 2016, shareholders of the Company approved, through a shareholder vote, an amendment to the Company’s Amended and Restated Certificate of Incorporation authorizing the Board of Directors to effect a reverse stock split of Delcath’s common stock at a ratio within a range of one-for-ten (1:10) to one-for-twenty (1:20). The reverse stock split became effective on July 21, 2016 at which time Delcath’s common stock began trading on the NASDAQ Stock Exchange on a one-for-sixteen

(1:16) split-adjusted basis. All owners of record as of the open of the NASDAQ market on July 21, 2016 received one issued and outstanding share of Delcath common stock in exchange for sixteen issued and outstanding shares of Delcath common stock. No fractional shares were issued in connection with the reverse stock split. All fractional shares created by the one-for-sixteen exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements contained in this Annual Report on Form 10-K and the accompanying Notes, have been restated to give retrospective presentation for the reverse stock split.

In addition, shareholders of the Company also approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 170,000,000 to 500,000,000. The previously discussed reverse stock split had no impact on the increase in authorized shares.

Stock and Warrant Issuances

In October 2013, the Company completed the sale of 81,875 shares of its common stock and the issuance of warrants to purchase approximately 37,000 common shares (the “2013 Warrants”) pursuant to a placement agency agreement. The Company received proceeds of $7.5 million, with net cash proceeds after related expenses from this transaction of approximately $6.9 million. Of those proceeds, the Company allocated an estimated fair value of $1.9 million to the 2013 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. At December 31, 2016, the 2013 Warrants were exercisable at $112.64 per share with 36,848 warrants outstanding. The 2013 Warrants have a five-year term.

In February 2015, the Company completed the sale of 153,750 shares of its common stock and the issuance of warrants to purchase 69,000 common shares (the “February 2015 Warrants”) pursuant to an underwriting agreement. The Company received proceeds of $2.6 million, with net cash proceeds after related expenses from this transaction of $2.5 million. Of those proceeds, the Company allocated an estimated fair value of $0.8 million to the February 2015 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. At December 31, 2016, the February 2015 Warrants were exercisable at $1.61 per share with approximately 30,238 warrants outstanding. The February 2015 Warrants have a five-year term. There were approximately 40,000 February 2015 Warrants exercised during the year ended December 31, 2016 for proceeds of approximately $0.1 million.

In July 2015, the Company completed the sale of approximately 0.6 million Units consisting of 0.6 million shares of its common stock, Series A Warrants to purchase up to approximately 0.4 million common shares (“Series A Warrants”) and Series B Warrants to purchase Units consisting of up to approximately 0.6 million common shares (“Series B Warrants”) and 0.4 million Series A Warrants pursuant to an underwriting agreement. The Company received proceeds of $7.0 million, with net cash proceeds after related expenses from this transaction of $6.0 million. Of those proceeds the Company allocated an estimated fair value of $3.4 million to the Series A and Series B Warrants. During the year ended December 31, 2016, approximately 0.1 million Series B Warrants were exercised for net proceeds of approximately $0.8 million. The remaining 0.4 million Series B Warrants expired on January 29, 2016 and the related liability was credited to Change in the fair value of the warrant liability. As a result of the Series B Warrant exercises, an additional 0.1 million Series A Warrants were issued. The exercise price of the Series A Warrants is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock and is subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. At December 31, 2016, the July 2015 Series A Warrants were exercisable at $1.61 with approximately 0.3 million warrants outstanding. The Series A Warrants have a five-year term. There were approximately 0.3 million July 2015 Series A Warrants exercised during the year ended December 31, 2016 for proceeds of $0.4 million.

In June 2016, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued $35.0 million in principal face amount of the Notes and related Series C Warrants to purchase 6.8 million additional shares of the Company’s common stock. The Company allocated an estimated fair value of $27.8 million to the Series C Warrants. On December 31, 2017, the number of Warrant Shares issuable upon exercise of the Series C Warrants will be increased by such number of Warrant Shares equal to 75% of the difference of (i) the quotient of (A) the product of (x) the exercise price as of the date of issuance (as adjusted for certain events) multiplied by (y) the number of Warrant Shares as of the date of issuance (as adjusted for certain events), divided by (B) the volume-weighted average price of the Common Stock on the maturity date, less (ii) the number of Warrant Shares as of the date of issuance (as adjusted for certain events). The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. At December 31, 2016, The Series C Warrants were exercisable at $4.83 with approximately 6.8 million warrants outstanding. The Series C Warrants will be exercisable by the holder beginning one year after the closing date and continuing for a period of five years thereafter.

In October 2016, the Company completed the sale of 425,000 shares of its common stock and the issuance of warrants to purchase 148,750 common shares (the “October 2016 Warrants”) pursuant to an underwriting agreement. The Company received proceeds of $1.2 million, with net cash proceeds after related expenses from this transaction of $1.1 million. Of those proceeds, the Company allocated an estimated fair value of $0.3 million to the October 2016 Warrants. The exercise price is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. The exercise price of the warrants is also subject to anti-dilution adjustments for any issuance of common stock or rights to acquire common stock for consideration per share less than the exercise price of the warrants. For purposes of these adjustments, dilutive issuances do not include securities issued under existing instruments, under board-approved equity incentive plans or in certain strategic transactions. At December 31, 2016, the October 2016 Warrants were exercisable at $1.61 per share with 78,750 warrants outstanding. The October 2016 Warrants have a five-year term. There were 70,000 October 2016 Series C Warrants exercised during the year ended December 31, 2016 for proceeds of $0.1 million.

In October 2015, the Company filed a registration statement on Form S-3 with the SEC, which was declared effective on October 20, 2015 and allows the Company to offer and sell, from time to time in one or more offerings, up to $77.4 million of common stock, preferred stock, warrants, debt securities and stock purchase contracts as it deems prudent or necessary to raise capital at a later date. Pursuant to SEC regulations, so long as the Company’s public float remains below $75 million, we cannot sell securities from the shelf registration statement which represent more than one third of the market value of our non-affiliated public float during any 12-month period.

Stock Incentive Plans

The Company established the 2004 Stock Incentive Plan and the 2009 Stock Incentive Plan (collectively, the “Plans”) under which 11,719 and 200,391 shares, respectively, have been reserved for the issuance of stock options, stock appreciation rights, restricted stock, stock grants and other equity awards. In July 2016, the total number of shares of Delcath common stock reserved for issuance under the 2009 Stock Incentive Plan was increased by 106,250 shares, from 94,141 to 200,391 shares, upon a favorable vote by the Company’s stockholders. The Plans are administered by the Compensation and Stock Option Committee of the Board of Directors which determines the individuals to whom awards shall be granted as well as the type, terms, conditions, option price and the duration of each award. As of December 31, 2016, there were 120,883 shares available to grant under the 2009 Stock Incentive Plan.

A stock option grant allows the holder of the option to purchase a share of the Company’s common stock in the future at a stated price. Options and Restricted Stock granted under the Plans vest as determined by the Company’s Compensation and Stock Option Committee. Options granted under the Plans expire over varying terms, but not more than ten years from the date of grant.

Stock option activity for 2016 and 2015 is as follows:

	Stock Option Activity under the Plans
				Weighted Average
		Exercise Price per	Weighted Average	Remaining Life
	Stock Options	Share	Exercise Price	(Years)
Outstanding at December 31, 2014	17,577	$19.84 - $3,921.92	$378.08	8.83
Granted	32,765	19.04	19.04
Forfeited	(3,121)	19.04 - 2,713.60	480.16

Outstanding at December 31, 2015	47,221	19.04 - 3,921.92	$122.40	8.95

Granted	—	—	—
Forfeited	(5,865)	$19.04 - $545.28	23.95

Outstanding at December 31, 2016	41,356	$19.84 - $3,788.80	$135.77	7.90

Exercisable at December 31, 2016	26,774	$19.04 - $3,788.80	$199.31	7.63

For the years ended December 31, 2016 and 2015 the Company recognized compensation expense related to stock option grants of approximately $0.2 million and $0.3 million, respectively.

The estimated fair value of each option award granted was determined on the date of grant using an option pricing model with the following assumptions for option grants during the year ended December 31, 2015. There were no option grants during the year ended December 31, 2016:

Year ended December 31, 2015
Weighted average risk-free interest rates	1.82%
Weighted average expected volatility	97.70%
Dividend yield	—
Weighted average expected option term (in years)	5.15
Weighted average grant date fair value	$0.89

No dividend yield was assumed because the Company has never paid a cash dividend on its common stock and does not expect to pay dividends in the foreseeable future. Volatilities were developed using the Company’s historical volatility. The risk-free interest rate was developed using the U.S. Treasury yield for periods equal to the expected life of the stock options on the grant date. The expected option term for grants made during 2015, 2014, 2013 and the second half of 2012 is based on actual historical results. The expected option term for grants made prior to that was developed based on the mid-point between the vesting date and the expiration date of each respective grant as permitted under ASC 718. This method of determining the expected holding period was utilized because the Company did not have sufficient historical experience from which to estimate the period.

A summary of the Company’s non-vested options to purchase shares as of December 31, 2016 and changes during the year ended December 31, 2016 and December 31, 2015 are presented below:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Exercise Price
Non-vested at January 1, 2015	14,116	$332.16
Granted	32,765	28.48
Vested	(9,994)	421.60
Forfeited	(1,416)	574.72

Non-vested at December 31, 2015	35,471	$22.55
Granted	—	—
Vested	(15,671)	26.85
Forfeited	(5,218)	19.23

Non-vested at December 31, 2016	14,582	$19.11

Additional compensation expense of approximately $55,000, relating to the unvested portion of stock options granted, is expected to be recognized over a remaining average period of 1.06 years.

The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2016 is $0. The aggregate intrinsic value represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s closing stock price of $0.92 as of December 31, 2016, which would have been received by the option holders had those option holders exercised their options as of that date.

A summary of the Company’s restricted stock activity as of December 31, 2016 and changes during the year ended December 31, 2016 and December 31, 2015 are presented below:

	Restricted Stock Activity
		Weighted
		Average
	Number	Grant Date
	of Shares	Fair Value
Non-vested at January 1, 2015	1,857	$269.44
Granted	36,000	41.60
Vested	(1,854)	217.60
Forfeited	(8)	54.40

Non-vested at December 31, 2015	35,995	$19.04
Granted	4,687	4.32
Vested	(19,189)	15.44
Forfeited	(2,500)	19.04

Non-vested at December 31, 2016	18,993	$19.04

For the years ended December 31, 2016 and 2015 the Company recognized compensation expense related to restricted stock grants of approximately $0.3 million and $0.3 million, respectively. Additional compensation expense of $0.1 million relating to the unvested portion of restricted stock granted is expected to be recognized over a remaining average period of 1.12 years.

Warrants

The Company issued warrants as part of its offerings in 2013, 2015, and 2016, as well as part of its issuance of convertible notes in 2016. A summary of warrant activity is as follows:

			Weighted	Weighted
			Average	Average
		Exercise Price	Exercise	Remaining
	Warrants	per Share	Price	Life (Years)
Outstanding at January 1, 2014	53,134	28.00-112.64	$86.69	2.78
Issued	1,091,844		12.80
Exercised	(13,457)		13.12
Expired	(2,833)		13.12

Outstanding at December 31, 2015	1,128,688	11.84-112.64	$16.02	2.16
Issued	7,031,929		4.80
Exercised	(499,633)		2.75
Expired	(444,964)		5.68

Outstanding at December 31, 2016	7,216,020	1.61-112.64	$5.20	5.59